Critical Accounting Estimates And Judgments - Additional Information (Details) - CAD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill	$ 0	$ 8,230
Oss
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill		3,300	$ 3,100
Utrecht
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill		$ 5,000	$ 4,600